Note 12 - Fair Value Measures - Summary of Assets and Liabilities Measured on a Non-recurring Basis (Details) - Fair Value, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Total	$ 0	$ 34
Collateral Pledged [Member]
Collateral dependent loan	0	34
Fair Value, Inputs, Level 1 [Member]
Total	0	0
Fair Value, Inputs, Level 1 [Member] | Collateral Pledged [Member]
Collateral dependent loan	0	0
Fair Value, Inputs, Level 2 [Member]
Total	0	0
Fair Value, Inputs, Level 2 [Member] | Collateral Pledged [Member]
Collateral dependent loan	0	0
Fair Value, Inputs, Level 3 [Member]
Total	0	34
Fair Value, Inputs, Level 3 [Member] | Collateral Pledged [Member]
Collateral dependent loan	$ 0	$ 34